INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ 9,207	$ 10,042	$ 4,467
Deferred	(1,130)	(4,093)	45
Domestic	4,906	5,208	2,485
Foreign	3,171	741	2,027
Income tax expense	$ 8,077	$ 5,949	$ 4,512